SIGNIFICANT ACCOUNTING POLICIES - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Balance, at the beginning of the year	$ 55,730	$ 52,586
Revenue recognized	(26,586)	(17,469)
Increase in deferred revenues and customer advances	28,353	20,613
Balance, at the end of the year	57,497	55,730
Less current portion at the end of the year	(38,438)	(38,820)
Long-term portion at the end of the year	19,059	16,910
Trade receivables	$ 43,425	$ 42,758